Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 10, 2017
Entity Information [Line Items]
Entity Registrant Name	SI Financial Group, Inc.
Entity Central Index Key	0001500213
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		12,203,593
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 170,088,971